Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other payables	$ (5,922)	$ (5,209)
Borrowings before swaps	(15,297)	(17,695)
Expected future interest payments	(7,819)	(8,627)
Other financial liabilities	(345)	(240)
Derivatives related to net debt - net settled	88	158
– gross inflows	2,663	2,424
– gross outflows	(3,066)	(3,100)
Derivatives not related to net debt - net settled	(295)	(2)
– gross inflows	795	29
– gross outflows	(802)	(29)
Total	(30,000)	(32,291)
Due within 1 year [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other payables	(5,488)	(4,814)
Borrowings before swaps	(552)	(704)
Expected future interest payments	(679)	(783)
Other financial liabilities	(302)	(199)
Derivatives related to net debt - net settled	10	29
– gross inflows	62	55
– gross outflows	(82)	(73)
Derivatives not related to net debt - net settled	(43)	(2)
– gross inflows	795	29
– gross outflows	(802)	(29)
Total	(7,081)	(6,491)
Between 1 and 2 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other payables	(434)	(395)
Borrowings before swaps	(148)	(191)
Expected future interest payments	(673)	(779)
Other financial liabilities	(43)	(41)
Derivatives related to net debt - net settled	10	29
– gross inflows	62	55
– gross outflows	(82)	(73)
Derivatives not related to net debt - net settled	(36)
Total	(1,344)	(1,395)
Between 2 and 3 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(1,011)	(1,330)
Expected future interest payments	(670)	(722)
Derivatives related to net debt - net settled	14	27
– gross inflows	958	55
– gross outflows	(1,051)	(73)
Derivatives not related to net debt - net settled	(33)
Total	(1,793)	(2,043)
Between 3 and 4 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(916)	(1,347)
Expected future interest payments	(638)	(667)
Derivatives related to net debt - net settled	11	25
– gross inflows	44	842
– gross outflows	(55)	(1,045)
Derivatives not related to net debt - net settled	(24)
Total	(1,578)	(2,192)
Between 4 and 5 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(1,283)	(1,317)
Expected future interest payments	(606)	(620)
Derivatives related to net debt - net settled	7	23
– gross inflows	44	40
– gross outflows	(55)	(51)
Derivatives not related to net debt - net settled	(21)
Total	(1,914)	(1,925)
More than 5 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(11,387)	(12,806)
Expected future interest payments	(4,553)	(5,056)
Derivatives related to net debt - net settled	36	25
– gross inflows	1,493	1,377
– gross outflows	(1,741)	(1,785)
Derivatives not related to net debt - net settled	(138)
Total	$ (16,290)	$ (18,245)